Major Categories of Interest and Similar Income, Net (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest and Other Income [Line Items]
Available-for-sale fixed-maturity securities	$ 1,897,797	$ 1,863,246	$ 3,752,867	$ 3,552,896	$ 3,185,680
Mortgage loans on real estate	227,595	196,178	413,103	377,917	367,196
Interest on acquired loans	13,216	13,345	28,122	27,548	27,817
Investment income on trading securities	2,108	4,986	16,472	11,645	9,735
Policy loans	5,023	4,852	9,834	9,981	10,461
Short-term securities	6,245	4,062	8,761	7,864	5,575
Held-to-maturity fixed-maturity securities	326	3,958	5,746	15,894	26,781
Interest rate swaps	4,745	2,011	5,197	1,867	697
Other invested assets	4,793	835	3,286	2,083	196
Interest on assets held by reinsurers	1,257	1,344	2,626	2,798	2,915
Interest on loans to affiliates	165	179	516	980	1,549
Rental income on real estate					1,462
Total	2,163,270	2,094,996	4,246,530	4,011,473	3,640,064
Less investment expenses	38,011	31,554	66,427	54,175	47,947
Total interest and similar income, net	$ 2,125,259	$ 2,063,442	$ 4,180,103	$ 3,957,298	$ 3,592,117